Shareholder Report, Holdings (Details)_13	Jun. 30, 2024
Class 1 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	75.80%
Class 1 | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class 1 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class 2 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	75.80%
Class 2 | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class 2 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%